Offerings	Jun. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.657% Senior Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form F-3 (File No. 333-296885) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.089% Senior Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	See Note 1.